Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure Of Significant Accounting Policies Text Block Abstract
Schedule of revenue recognition
Revenue Stream	Performance Obligation	Timing of Recognition
Software development kits - per user	Integration of the software development kits into the customer’s platform, a performance obligation is triggered when an end-user subscribes (to the customer’s platform).	Recognised at the time of the end-user’s subscription to the customer’s platform, where the end-user benefits from accessing the Company’s software (on the customer’s platform).

Software development kits - per scan	Integration of the software development kits into the customer’s platform, a performance obligation is triggered each time a scan is captured by the end-user.	Recognised at the point in time, a scan is captured by the end-user.

Secondary revenue streams	As defined in the contract either at the start of the service, or as requested by the customer over the life of the contract.	Recognised at the point in time, a service is delivered to the customer under the terms of the contract.

Schedule of estimated useful life of the assets
Class of Asset	Useful Life
Office Equipment	3 – 5 years
Furniture & Fixtures	5 – 7 years